Business and Basis of Presentation (Summary Of Adoption Of New Guidance On Unaudited Interim Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
REVENUES
Premiums	$ 265,208	[1]	$ 184,458	[1]	$ 92,176
Policy charges and fee income	1,230,601	[1]	1,300,095	[1]	624,320
Other income (loss)	(651,469)	[1]	262,420	[1]	83,256
Realized investment gains (losses), net	336,382	[2]	(386,894)	[2]	(62,976)
Change in value of market risk benefits, net of related hedging gain (loss)	(700,581)	[1]	(4,222,530)	[1]	0
TOTAL REVENUES	1,648,324		(2,110,039)		1,123,264
BENEFITS AND EXPENSES
Policyholders’ benefits	458,373	[1]	82,710	[1]	298,149
Change in estimates of liability for future policy benefits	55,099	[1]	27,008	[1]	0
Interest credited to policyholders’ account balances	445,215	[1]	(151,389)	[1]	233,375
Amortization of deferred policy acquisition costs	520,276	[1]	325,595	[1]	140,562
General, administrative and other expenses	1,156,464	[1]	(523,774)	[1]	383,043
TOTAL BENEFITS AND EXPENSES	2,635,427		(239,850)		1,055,129
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(987,103)		(1,870,189)		68,135
Income tax expense (benefit)	(295,535)	[1]	(474,786)	[1]	(130,248)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(691,568)		(1,395,403)		198,383
NET INCOME (LOSS)	(766,705)	[2]	(1,394,701)	[2]	196,697
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(2,254,037)		(210,486)
Interest rate remeasurement of future policy benefits	310,353		37,274
Gain (loss) from changes in non-performance risk on market risk benefits	1,440,305		(435,232)
Total	(512,716)		(612,335)		335,492
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(106,197)		(128,241)		70,806
Other comprehensive income (loss), net of taxes	(406,519)		(484,094)		264,686
Comprehensive income (loss)	(1,173,224)		(1,878,795)		$ 461,383
As Previously Reported
REVENUES
Premiums	274,783		203,676
Policy charges and fee income	1,731,957		1,529,757
Other income (loss)	(661,860)		267,208
Realized investment gains (losses), net	1,041,435		(5,295,406)
Change in value of market risk benefits, net of related hedging gain (loss)	0		0
TOTAL REVENUES	3,554,498		(2,542,353)
BENEFITS AND EXPENSES
Policyholders’ benefits	609,392		655,910
Change in estimates of liability for future policy benefits	0		0
Interest credited to policyholders’ account balances	517,488		(114,585)
Amortization of deferred policy acquisition costs	857,385		342,118
General, administrative and other expenses	1,154,229		(523,925)
TOTAL BENEFITS AND EXPENSES	3,138,494		359,518
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	416,004		(2,901,871)
Income tax expense (benefit)	(882)		(691,439)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	416,886		(2,210,432)
NET INCOME (LOSS)	341,749		(2,209,730)
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	(2,430,238)		(247,176)
Interest rate remeasurement of future policy benefits	0		0
Gain (loss) from changes in non-performance risk on market risk benefits	0		0
Total	(2,439,575)		(251,067)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(510,840)		(52,374)
Other comprehensive income (loss), net of taxes	(1,928,735)		(198,693)
Comprehensive income (loss)	(1,586,986)		(2,408,423)
Change of Effect
REVENUES
Premiums	(9,575)		(19,218)
Policy charges and fee income	(501,356)		(229,662)
Other income (loss)	10,391		(4,788)
Realized investment gains (losses), net	(705,053)		4,908,512
Change in value of market risk benefits, net of related hedging gain (loss)	(700,581)		(4,222,530)
TOTAL REVENUES	(1,906,174)		432,314
BENEFITS AND EXPENSES
Policyholders’ benefits	(151,019)		(573,200)
Change in estimates of liability for future policy benefits	55,099		27,008
Interest credited to policyholders’ account balances	(72,273)		(36,804)
Amortization of deferred policy acquisition costs	(337,109)		(16,523)
General, administrative and other expenses	2,235		151
TOTAL BENEFITS AND EXPENSES	(503,067)		(599,368)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(1,403,107)		1,031,682
Income tax expense (benefit)	(294,653)		216,653
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	(1,108,454)		815,029
NET INCOME (LOSS)	(1,108,454)		815,029
Other comprehensive income (loss), before tax:
Net unrealized investment gains (losses)	176,201		36,690
Interest rate remeasurement of future policy benefits	310,353		37,274
Gain (loss) from changes in non-performance risk on market risk benefits	1,440,305		(435,232)
Total	1,926,859		(361,268)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	404,643		(75,867)
Other comprehensive income (loss), net of taxes	1,522,216		(285,401)
Comprehensive income (loss)	$ 413,762		$ 529,628

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.